Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 19, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

Supplement dated March 12, 2021

to the Summary Prospectus and Prospectus dated August 19, 2020, as supplemented

On March 3, 2021, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved BlueBay Asset Management LLP (“BlueBay”) and Muzinich & Co. Inc. (“Muzinich”) as additional sub-advisers to the Fund effective March 12, 2021 (the “Effective Date”).

On the Effective Date, the fourth sentence of the eleventh paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the third sentence of the twelfth paragraph under the “More About the Fund — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Adviser currently allocates Fund assets to the following Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”), PGIM, Inc. (“PGIM”), Federated Investment Management Company (“Federated”), Lord Abbett & Co. LLC (“Lord Abbett”), BlueBay Asset Management LLP (“BlueBay”) and Muzinich & Co., Inc. (“Muzinich”).

On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to BlueBay and Muzinich:

BlueBay — European High Yield Debt

With respect to its allocated portion of the Fund, BlueBay invests predominantly in European below investment-grade corporate debt with a focus on capital preservation. Credit selection is driven by rigorous proprietary bottom up fundamental analysis with an emphasis on downside stress testing. Single name credit analysis is supplemented by economic, policy and political inputs, which combine to help determine the sectoral and geographic composition of the portfolio, as well as the correlation of the strategy to the overall market. BlueBay invests across secured and unsecured assets.

Muzinich — Global Short Duration Crossover

With respect to its allocated portion of the Fund, Muzinich manages a global short duration crossover strategy blending investment-grade with high yield corporate bonds, seeking to enhance yield while mitigating risk. For this strategy, Muzinich invests predominantly in corporate bonds with a rating ranging from A to B by S&P or Fitch and/or A1 to B3 by Moody’s, while typically maintaining an average portfolio duration of less than two years. The strategy aims to generate strong risk-adjusted returns and achieve capital preservation through prudent asset allocation between short duration investment-grade bonds, which have historically been more correlated to sovereign debt, and high yield bonds, which tend to be more correlated to equity markets.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

Six Circles Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

Supplement dated March 12, 2021

to the Summary Prospectus and Prospectus dated August 19, 2020, as supplemented

On March 3, 2021, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved BlueBay Asset Management LLP (“BlueBay”) and Muzinich & Co. Inc. (“Muzinich”) as additional sub-advisers to the Fund effective March 12, 2021 (the “Effective Date”).

On the Effective Date, the fourth sentence of the eleventh paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the third sentence of the twelfth paragraph under the “More About the Fund — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Adviser currently allocates Fund assets to the following Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”), PGIM, Inc. (“PGIM”), Federated Investment Management Company (“Federated”), Lord Abbett & Co. LLC (“Lord Abbett”), BlueBay Asset Management LLP (“BlueBay”) and Muzinich & Co., Inc. (“Muzinich”).

On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to BlueBay and Muzinich:

BlueBay — European High Yield Debt

With respect to its allocated portion of the Fund, BlueBay invests predominantly in European below investment-grade corporate debt with a focus on capital preservation. Credit selection is driven by rigorous proprietary bottom up fundamental analysis with an emphasis on downside stress testing. Single name credit analysis is supplemented by economic, policy and political inputs, which combine to help determine the sectoral and geographic composition of the portfolio, as well as the correlation of the strategy to the overall market. BlueBay invests across secured and unsecured assets.

Muzinich — Global Short Duration Crossover

With respect to its allocated portion of the Fund, Muzinich manages a global short duration crossover strategy blending investment-grade with high yield corporate bonds, seeking to enhance yield while mitigating risk. For this strategy, Muzinich invests predominantly in corporate bonds with a rating ranging from A to B by S&P or Fitch and/or A1 to B3 by Moody’s, while typically maintaining an average portfolio duration of less than two years. The strategy aims to generate strong risk-adjusted returns and achieve capital preservation through prudent asset allocation between short duration investment-grade bonds, which have historically been more correlated to sovereign debt, and high yield bonds, which tend to be more correlated to equity markets.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE